Lease liabilities	12 Months Ended
Dec. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
Lease liabilities	ease liabilities
The table below present the carrying amounts of lease liabilities and the movements during the period:

	Lease liabilities	Current	Non-current
	(In thousands)
As at January 1, 2023	$3,569	$1,291	$2,278
Additions	767
Disposals	(414)
Interests expense	479
Foreign exchange loss (gain)	36
Payments	(1,321)
As at December 31, 2023	$3,116	$1,471	$1,645
Additions	462
Disposals	(706)
Interests expense	321
Foreign exchange loss (gain)	87
Payments	(1,508)
As at December 31, 2024	$1,772	$1,439	$333
Additions	1,255
Disposals	(302)
Interests expense	229
Foreign exchange loss (gain)	463
Payments	(1,591)
As at December 31, 2025	$1,826	$601	$1,225
Identified lease contracts mainly relate to real-estate rental agreements. In 2025, the new lease liabilities were discounted at an incremental borrowing rate of 28.3%.
The rental charges relating to short-term and low value leases remained classified as operating expenses in the Consolidated Statements of Operations and amounted to $1,434,000 for the year ended December 31, 2025 ($1,737,000 and $1,559,000 for the years ended December 31, 2024 and 2023, respectively).